Financial Risk Management (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	₨ 11,662,937	₨ 9,224,003
Cash and cash equivalents
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	2,288,121	1,884,265
Other assets
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	360,378	213,424
Trade receivables
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	8,820,579	6,950,563
Other receivables
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	48,141	101,098
Other investments
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	₨ 145,718	₨ 74,653